Other Current Assets	12 Months Ended
Dec. 31, 2025
Current assets [Abstract]
Other Current Assets
Note 6 - Other Current Assets

	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Interest receivable	9,728	9,269
Prepaid expenses and vendor downpayments	3,409	5,499
Due from Government institutions and income tax receivables	11,677	5,457
Other	990	1,122

	25,804	21,347